Investment Objectives and Goals	Nov. 26, 2025
American Conservative Values ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – American Conservative Values ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
American Conservative Values Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – American Conservative Values Small-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The American Conservative Values Small-Cap ETF (the “Fund”) seeks to achieve long-term capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.